Labor and Social Security Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Labor and Social Security Obligations

	12/31/2024	12/31/2023
Profit sharing	146,743	93,611
Labor provisions	44,320	13,252

	191,063	106,863

Current	182,071	101,506
Non-current	8,992	5,357